Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables
Royalty receivables	$ 10,108	$ 0
Interest receivables	185	145
Contract assets under contracts with customers	106	0	$ 295
Loans and current accounts (net of allowance of $nil and $16 as of December 31, 2020 and 2019, respectively)	21,620	828
Indemnification asset	6,756	6,362
Other	743	769
Total	$ 39,518	$ 8,104